Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Going Concern [Abstract]
Going Concern

Note 2 — Going Concern

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses, and capital expenditure obligations.

The Company is primarily engaged in the sales of electronic products and debt financing in the form of convertible notes, loans from bank, third parties, related parties, and cash generated from operations have been utilized to finance the working capital. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) net cash used in operating activities of approximately $0.2 million for the three months ended September 30, 2024, (2) net loss of approximately $2.3 million for the three months ended September 30, 2024, (3) accumulated deficit of approximately $13.3 million as of September 30, 2024, and (4) the working capital deficit of approximately $0.4 million as of September 30, 2024.

If the Company is unable to generate sufficient funds to finance the working capital requirements of the Company within the normal operating cycle of a twelve-month period from the date of the unaudited condensed consolidated financial statements are issued, the Company may have to consider supplementing its available sources of funds through the following sources:

•        Other available sources of financing from banks in the United States of America and other financial institutions or private lenders;

•        Financial support and credit guarantee commitments from the Company’s related parties; and

•        Equity financing.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

As such, the Company’s management has determined that the factors discussed above have raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued. The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 — Going Concern

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyses its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses, and capital expenditure obligations.

The Company is primarily engaged in the sales of electronic products and debt financing in the form of convertible notes, loans from bank, third parties, related parties, and cash generated from operations have been utilized to finance the working capital. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) net cash used in operating activities of approximately $4.7 million for the year ended June 30, 2024; (2) accumulated deficit of approximately $11.0 million as of June 30, 2024; (3) the working capital deficit of approximately $4.6 million as of June 30, 2024, and (4) three convertible promissory notes with a total principal amount of $6.0 million as of June 30, 2024 and the related interests were automatically converted into the right to receive, without interest, the applicable portion of 5,000,000 shares of the common stock of the Company (the “Common Stock”), par value $0.0001 per share (the “Closing Payment Stock” as defined in Note 22) following consummation of the Business Combination on September 26, 2024.

If the Company is unable to generate sufficient funds to finance the working capital requirements of the Company within the normal operating cycle of a twelve-month period from the date of the consolidated financial statements are issued, the Company may have to consider supplementing its available sources of funds through the following sources:

•        Other available sources of financing from banks in the United States of America and other financial institutions or private lender;

•        Financial support and credit guarantee commitments from the Company’s related parties; and

•        Equity financing.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

As such, management has determined that the factors discussed above have raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.